Shareholder Report, Average Annual Return (Details)	9 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000048071
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class C
Average Annual Return, Percent	2.29%		9.66%	6.84%	5.57%
C000048074
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class I
C000048072
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli SRI Fund, Inc. - Class A
Average Annual Return, Percent	(2.70%)		4.29%	5.57%	5.33%
Without Sales Load [Member] | C000048071
Average Annual Return [Line Items]
Average Annual Return, Percent	3.25%		10.65%	6.84%	5.96%
Without Sales Load [Member] | C000048073
Average Annual Return [Line Items]
Average Annual Return, Percent	3.29%		10.66%	6.84%	5.57%
Without Sales Load [Member] | C000048074
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%		10.61%	6.83%	6.09%
Without Sales Load [Member] | C000048072
Average Annual Return [Line Items]
Average Annual Return, Percent	3.24%		10.66%	6.83%	5.95%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%		25.02%	14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%		25.02%	14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%		25.02%	14.53%	13.10%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	13.08%		25.02%	14.53%	13.10%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%		15.15%	11.33%	10.67%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%		15.15%	11.33%	10.67%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%		15.15%	11.33%	10.67%
MSCI ACWI SRI Index
Average Annual Return [Line Items]
Average Annual Return, Percent	8.67%		15.15%	11.33%	10.67%